                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2001

Check here if Amendment [ ]; Amendment Number : _ _ _ _ _ _

         This Amendment (Check only one.):     [   ] is a restatement.
                                               [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Needham Management Partners, L.P.
          ----------------------------------------------------------------------
Address:  445 Park Avenue
          ----------------------------------------------------------------------
          New York, NY 10022
          ----------------------------------------------------------------------

Form 13F File Number:

                              - - - - - - - - - - -


         The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glen W. Albanese
          ----------------------------------------------------------------------
Title:    General Partner
          ----------------------------------------------------------------------
Phone:    212-371-8300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Glen W. Albanese          New York, New York               2/14/2002
--------------------          ------------------               ---------
[Signature]                   [City, State]                    [Date]




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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check if al holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holding are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-
----------------------              ----------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                        -

Form 13F Information Table Entry Total:                 121

Form 13F Information Table Value Total:         $186,082.80
                                                -----------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

     01           28 -

     02           28 -

     03           28 -

              NEEDHAM MANAGEMENT PARTNERS, L.P.
                          12/31/01

                                                                               SHARES/
                                                                              PRINCIPAL   INVESTMENT     OTHER     VOTING
NAME OF ISSUER    PRICE    QUANTITY   TITLE OF CLASS   CUSIP    MARKET VALUE   AMOUNT     DISCRETION    MANAGERS  AUTHORITY
--------------    -----    --------   --------------   -----    ------------   ------     ----------    --------  ---------
                                                                 (THOUSANDS)
ACTEL CORP         19.91    100,000   Common Stock    004934105   1,991.00      100,000        Sole                    Sole
ADE CORP           10.00     75,000   Common Stock    00089C107     750.00       75,000        Sole                    Sole
ADC TELE-
 COMMUNICATIONS
 INC                4.60    485,000   Common Stock    000886101   2,231.00      485,000        Sole                    Sole
APPLIED FILMS
 CORP              31.25    100,000   Common Stock    038197109   3,125.00      100,000        Sole                    Sole
ADVANCED MICRO
 DEVICE INC        15.86    260,000   Common Stock    007903107   4,123.60      260,000        Sole                    Sole
AMERICAN PWR
 CONVERSION
 CORP              14.46     90,000   Common Stock    029066107   1,301.40       90,000        Sole                    Sole
APW LTD             1.67    160,000   Common Stock    G04397108     267.20      160,000        Sole                    Sole
ARROW
 ELECTRONICS
 INC               29.90     50,000   Common Stock    042735100   1,495.00       50,000        Sole                    Sole
ATMEL CORP          7.37    300,000   Common Stock    049513104   2,211.00      300,000        Sole                    Sole
ARTESYN
 TECHNOLOGIES
 INC                9.31    187,500   Common Stock    043127109   1,745.63      187,500        Sole                    Sole
AT&T WIRELESS
 SERVICES INC.     14.37     57,706   Common Stock    00209A106     829.24       57,706        Sole                    Sole
AXT, INC.          14.43     17,000   Common Stock    00246W103     245.31       17,000        Sole                    Sole
BRANTLEY
 CAPITAL CORP      10.89     25,000   Common Stock    105494108     272.25       25,000        Sole                    Sole
BARBEQUES GALORE
 LTD                2.10     15,000   Common Stock    067091108      31.50       15,000        Sole                    Sole
BELL
 MICROPRODUCTS
 INC               12.62    250,000   Common Stock    078137106   3,155.00      250,000        Sole                    Sole
BROOKSTONE INC     11.73    172,500   Common Stock    114537103   2,023.43      172,500        Sole                    Sole
BOSTON
 SCIENTIFIC
 CORP              24.12     90,000   Common Stock    101137107   2,170.80       90,000        Sole                    Sole
CIMATRON LTD        0.85     45,000   Common Stock    M23798107      38.25       45,000        Sole                    Sole
COLLECTORS
 UNIVERSE           1.29    227,500   Common Stock    19421R101     293.48      227,500        Sole                    Sole
COLLECTORS                                                                                                           Shared
 UNIVERSE           1.29    200,000   Common Stock    19421R101     258.00      200,000   Shared(Other)              (Other)
CELERITEK INC      13.39    167,500   Common Stock    150926103   2,242.83      167,500        Sole                    Sole
CONMED
 CORPORATION       19.96    275,000   Common Stock    207410101   5,489.00      275,000        Sole                    Sole
3COM CORP           6.38    120,000   Common Stock    885535104     765.60      120,000        Sole                    Sole
CROSSROADS
 SYSTEMS
 INC                4.49    150,000   Common Stock    22765D100     673.50      150,000        Sole                    Sole
CORVEL CORP        32.75     25,000   Common Stock    221006109     818.75       25,000        Sole                    Sole
COSTAR GROUP
 INC               24.01     55,000   Common Stock    22160N109   1,320.55       55,000        Sole                    Sole
DDI CORP            9.84    100,000   Common Stock    233162106     984.00      100,000        Sole                    Sole
DEL GLOBAL
 TECHNOLOGIES       2.50    200,000   Common Stock    245073101     500.00      200,000        Sole                    Sole
ELECTRONIC
 DATA SYS CORP     68.55     25,000   Common Stock    285661104   1,713.75       25,000        Sole                    Sole
EFTC
 CORPORATION        2.00     50,000   Common Stock    268443108     100.00       50,000        Sole                    Sole
ELECTROGLAS INC    14.77     17,500   Common Stock    285324109     258.48       17,500        Sole                    Sole
EMS
 TECHNOLOGIES
 INC               16.08    307,500   Common Stock    26873N108   4,944.60      307,500        Sole                    Sole
EMAGIN CORP         0.42     42,770   Common Stock    29076N107      17.96       42,770        Sole                    Sole
ERICSSON LM TEL
 CO                 5.22    660,000   Common Stock    294821400   3,445.20      660,000        Sole                    Sole
FIRST DATA
 CORP              78.45     50,000   Common Stock    319963104   3,922.50       50,000        Sole                    Sole
FOUNDRY NETWORKS
 INC                8.15     65,000   Common Stock    35063R100     529.75       65,000        Sole                    Sole
FREQUENCY
 ELECTRONICS
 INC.              14.00     75,000   Common Stock    358010106   1,050.00       75,000        Sole                    Sole
FINISH LINE
 INC               15.29     50,000   Common Stock    317923100     764.50       50,000        Sole                    Sole
FSI INTL INC        9.22    190,000   Common Stock    302633102   1,751.80      190,000        Sole                    Sole
GRANT PRIDE CO     11.50    250,000   Common Stock    38821G101   2,875.00      250,000        Sole                    Sole
GSI LUMONICS
 INC                8.47     14,000   Common Stock    36229U102     118.58       14,000        Sole                    Sole
HARTE-HANKS
 COMMUNICATIONS
 INC               28.17     75,000   Common Stock    416196103   2,112.75       75,000        Sole                    Sole
HOLOGIC INC         9.29     90,000   Common Stock    436440101     836.10       90,000        Sole                    Sole
HONEYWELL INC      33.82     75,000   Common Stock    438516106   2,536.50       75,000        Sole                    Sole
H&Q HEALTH CARE    25.60    117,375   Common Stock    404052102   3,004.80      117,375        Sole                    Sole
H & Q LIFE
 SCIENECES         21.50     89,811   Common Stock    404053100   1,930.94       89,811        Sole                    Sole
HARRIS
 CORPORATION       30.51    100,000   Common Stock    413875105   3,051.00      100,000        Sole                    Sole
II VI INC.         17.23    150,000   Common Stock    902104108   2,584.50      150,000        Sole                    Sole
IKOS SYS INC       11.85     25,000   Common Stock    451716203     296.25       25,000        Sole                    Sole
INTEVAC INC         2.39    172,000   Common Stock    461148108     411.08      172,000        Sole                    Sole
KRONOS INC         48.38    127,500   Common Stock    501052104   6,168.45      127,500        Sole                    Sole
KEY TECHNOLOGY
 INC                2.41    295,000   Common Stock    493143101     710.95      295,000        Sole                    Sole
KVH INDUSTRIES
 INC                5.95     70,000   Common Stock    482738101     416.50       70,000        Sole                    Sole
MENTOR GRAPHICS
 CORP              23.57     50,000   Common Stock    587200106   1,178.50       50,000        Sole                    Sole
MSC.SOFTWARE
 CORPORATION       15.60    100,000   Common Stock    553531104   1,560.00      100,000        Sole                    Sole
MOTOROLA INC       15.02    175,000   Common Stock    620076109   2,628.50      175,000        Sole                    Sole
MACDERMID INC      16.95    200,000   Common Stock    554273102   3,390.00      200,000        Sole                    Sole
MATERIAL
 SCIENCES
 CORP              10.12    148,600   Common Stock    576674105   1,503.83      148,600        Sole                    Sole
MANUFACTURERS
 SVCS               6.25    225,000   Common Stock    565005105   1,406.25      225,000        Sole                    Sole
MTI TECHNOLOGY
 CORP               1.80    175,000   Common Stock    553903105     315.00      175,000        Sole                    Sole

NEWPORT CORP       19.28    100,000   Common Stock    651824104   1,928.00      100,000        Sole               Sole
NETSCREEN
 TECHNOLOGIES
 INC               24.65      3,000   Common Stock    64117V107      73.95        3,000        Sole               Sole
NOVA MEASURING
 INSTRUMENTS LTD    4.25    250,000   Common Stock    M7516K103   1,062.50      250,000        Sole               Sole
OIL STATES
 INTERNATIONAL
 INC.               9.10     95,100   Common Stock    678026105     865.41       95,100        Sole               Sole
ORBOTECH LTD.      31.15    131,500   Common Stock    M75253100   4,096.23      131,500        Sole               Sole
PRECISION
 CASTPARTS
 CORP.             28.25    100,000   Common Stock    740189105   2,825.00      100,000        Sole               Sole
PHARSIGHT CORP      1.48    152,500   Common Stock    71721Q101     225.70      152,500        Sole               Sole
PHARSIGHT CORP      1.48    305,811   Common Stock    71721Q101     452.60      305,811   Shared(Other)       Shared(Other)
PARK
 ELECTROCHEMICAL
 CORP              26.40     75,000   Common Stock    700416209   1,980.00       75,000        Sole               Sole
PHOTOTRONICS
 INC               31.35    190,000   Common Stock    719405102   5,956.50      190,000        Sole               Sole
PARAMETRIC
 TECHNOLOGY
 CORP               7.81    340,000   Common Stock    699173100   2,655.40      340,000        Sole               Sole
PRI AUTOMATION
 INC               20.45     73,000   Common Stock    69357H106   1,492.85       73,000        Sole               Sole
PARLEX CORP        15.75    147,500   Common Stock    701630105   2,323.13      147,500        Sole               Sole
PERSISTANCE
 SOFTWARE
 INC                1.24     50,000   Common Stock    715329108      62.00       50,000        Sole               Sole
PARTHUS
 TECHNOLOGIES
 LTD.               5.00    250,000   Common Stock    743646309   1,250.00      250,000        Sole               Sole
PEDIATRICS SVCS
 AMERICA INC CO     8.36     50,000   Common Stock    705323103     418.00       50,000        Sole               Sole
PSS WORLD MED
 INC                8.16    175,000   Common Stock    69366A100   1,428.00      175,000        Sole               Sole
PHOENIX
 TECHNOLOGIES
 LTD.              11.64     50,000   Common Stock    719153108     582.00       50,000        Sole               Sole
QUINTILES
 TRANSNATIONAL
 CORP              16.05     75,000   Common Stock    748767100   1,203.75       75,000        Sole               Sole
QUICKLOGIC INC.     5.00    145,000   Common Stock    74837P108     725.00      145,000        Sole               Sole
RAWLINGS
 SPORTING
 GOODS CO           3.00    100,000   Common Stock    754459105     300.00      100,000        Sole               Sole
RENAL CARE
 GROUP INC         32.10     75,000   Common Stock    759930100   2,407.50       75,000        Sole               Sole
REMEC INC           9.99    170,000   Common Stock    759543101   1,698.30      170,000        Sole               Sole
RAINBOW
 TECHNOLOGIES
 INC                7.40    267,500   Common Stock    750862104   1,979.50      267,500        Sole               Sole
ROBOTIC VISION
 SYS INC            1.12    200,000   Common Stock    771074101     224.00      200,000        Sole               Sole
ROCKFORD CORP       8.58    140,000   Common Stock    77316P101   1,201.20      140,000        Sole               Sole
SANMINA CORP       19.90     75,000   Common Stock    800907107   1,492.50       75,000        Sole               Sole
SPEEDFAM-IPEC
 INC                2.98    457,000   Common Stock    847705100   1,361.86      457,000        Sole               Sole
SOLECTRON CORP     11.28    245,000   Common Stock    834182107   2,763.60      245,000        Sole               Sole
STANDARD
 MICROSYSTEM
 CORP              15.52    125,000   Common Stock    853626109   1,940.00      125,000        Sole               Sole
SIMPLE TECH         2.95    130,000   Common Stock    828823104     383.50      130,000        Sole               Sole
STORAGE
 TECHNOLOGY
 CORP              20.67     50,000   Common Stock    862111200   1,033.50       50,000        Sole               Sole
STRATEGIC DISTR
 INC                6.10     10,000   Common Stock    862701307      61.00       10,000        Sole               Sole
SOUTHWALL
 TECHNOLOGIES
 INC                7.15     50,000   Common Stock    844909101     357.50       50,000        Sole               Sole
SYPRIS SOLUTIONS
 INC               13.02    190,000   Common Stock    871655106   2,473.80      190,000        Sole               Sole
SYPRIS
 SOLUTIONS INC     13.02     40,000   Common Stock    871655106     520.80       40,000   Shared(Other)       Shared(Other)
AT&T CORP          18.14    180,000   Common Stock    001957109   3,265.20      180,000        Sole               Sole
THERMO ELECTRON
 CORP              23.86    135,000   Common Stock    883556102   3,221.10      135,000        Sole               Sole
TRIKON
 TECHNOLOGIES
 INC               11.75     73,500   Common Stock    896187408     863.63       73,500        Sole               Sole
US ONCOLOGY INC     7.54    200,000   Common Stock    90338W103   1,508.00      200,000        Sole               Sole
VIASYS
 HEALTHCARE
 INC.              20.21     19,723   Common Stock    92553Q209     398.60       19,723        Sole               Sole
VERSATA INC         0.92    750,000   Common Stock    925298101     690.00      750,000        Sole               Sole
VIACOM INC         44.15     50,000   Common Stock    925524308   2,207.50       50,000        Sole               Sole
VALERO ENERGY
 CORP.             38.12     50,000   Common Stock    91913Y100   1,906.00       50,000        Sole               Sole
VISUAL NETWORKS
 INC                4.62    150,000   Common Stock    928444108     693.00      150,000        Sole               Sole
VARCO INTL INC     14.98    244,100   Common Stock    922122106   3,656.62      244,100        Sole               Sole
VIASAT INC         15.60    210,000   Common Stock    92552V100   3,276.00      210,000        Sole               Sole
VISHAY
 INTERTECNLGY      19.50     75,000   Common Stock    928298108   1,462.50       75,000        Sole               Sole
WESTERN DIGITAL
 CORP               6.27    295,000   Common Stock    958102105   1,849.65      295,000        Sole               Sole
WEST MARINE INC    14.69    140,000   Common Stock    954235107   2,056.60      140,000        Sole               Sole
DAOU SYSTEMS,
 INC.               1.28      2,892   Common Stock    237015102       3.70        2,892        Sole               Sole
APPLIED
 MATERIALS,
 INC.              40.10      2,102   Common Stock    38222105       84.29        2,102        Sole               Sole
CONEXANT
 SYTEMS, INC.      14.36     12,014   Common Stock    207142100     172.52       12,014        Sole               Sole
OPENWAVE SYSTEMS,
 INC.               5.68      2,366   Common Stock    683718100      13.44        2,366        Sole               Sole
SIRENZA
 MICRODEVICES       6.09    104,839   Common Stock    829667106     638.47      104,839        Sole               Sole
INNOVEDA, INC.      2.94    849,100   Common Stock    45769F102   2,496.35      849,100        Sole               Sole

ADAPTEC INC CONV
 SUB NOTES 4.75%   92.50  1,000,000      Bond         00651FAC2     925.00    1,000,000        Sole               Sole
CHARMING SHOPPES
 INC SUB NOTE
 7.50%             95.88    500,000      Bond         161133AA1     479.38      500,000        Sole               Sole
CYMER INC CONV
 SUB NOTE
                   97.88  1,500,000      Bond         232572AC1   1,468.13    1,500,000        Sole               Sole
INTEGRATED
 PROCESS
 EQUIPMENT
 CORP CONV SUB
 NOTE              43.63  1,000,000      Bond         45812KAD0     436.25    1,000,000        Sole               Sole
LAM RESEARCH
 CORP CONV
 SUB NOTES        108.00  1,500,000      Bond         512807AC2      1,620    1,500,000        Sole               Sole
                                                                             ==========
 121                                                                         186,082.80
                                                                             ==========